Schedule of deferred income tax assets and liabilities (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets:
Total loss carryforwards		$ 21,893,955	$ 17,145,129
Compensation	[1]	338,501	53,596
Interest expense carryover	[1]	2,500,175
Accruals & Reserves	[2]	32,179
Valuation allowance		(24,287,585)	(16,010,893)	$ (7,701,853)
Total deferred income tax assets		477,225	1,187,832
Deferred income tax liabilities
Intangible assets - R&D	[1]	(328,874)	(1,156,044)
Property, plant, and equipment	[1]	(148,339)	(31,788)
Other	[3]	(12)
Total deferred income tax liabilities		(477,225)	(1,187,832)
Net deferred income tax assets (liabilities)
UNITED KINGDOM
Deferred income tax assets:
Total loss carryforwards		18,727,082	15,136,289
ARGENTINA
Deferred income tax assets:
Total loss carryforwards		1,367,756	138,716
NIGERIA
Deferred income tax assets:
Total loss carryforwards		1,217,743	1,352,159
PORTUGAL
Deferred income tax assets:
Total loss carryforwards		88,983	462,072
Other Foreign Entities [Member]
Deferred income tax assets:
Total loss carryforwards		$ 492,391	$ 55,893

[1]	Pertains to company’s operations located in the UK.
[2]	Pertains to company’s operations located in the UK and South Africa.
[3]	Pertains to company’s operations located in Nigeria.